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           [LETTERHEAD OF SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY]



                                   May 6, 2003

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Southern Farm Bureau Life Insurance Company
          Southern Farm Bureau Life Variable Life Account
          Post-Effective Amendment No. 3
          (File No. 333-68114)
          --------------------

Commissioners:

     On behalf of Southern Farm Bureau Life Insurance Company (the "Company") and Southern Farm Bureau Life Variable Life Account (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and statement of additional information for the adjustable premium variable life insurance policies offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on May 1, 2003.

     If you have any questions or comments regarding this filing, please call the undersigned at (601) 981-7422 or Tom Bisset at (202) 383-0118.


                                Sincerely,

                                SOUTHERN FARM BUREAU LIFE
                                INSURANCE COMPANY

                                     /s/ Joseph A. Purvis

                                Joseph A. Purvis
                                Vice President, General Counsel and Secretary

cc: Tom Bisset


WO 125455.1